Trade receivables, other assets, prepaid expenses and Tax receivables - Disclosure of exposure to credit risk and ECLs for trade receivables (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets	€ 3,781	€ 7,166
Trade receivables
Disclosure of credit risk exposure [line items]
Financial assets	5,658	5,479
Trade receivables | Gross amount
Disclosure of credit risk exposure [line items]
Financial assets	6,312	6,087
Trade receivables | Accumulated impairment losses
Disclosure of credit risk exposure [line items]
Financial assets	(654)	(608)
Trade receivables | Current and less than 90 days past due
Disclosure of credit risk exposure [line items]
Financial assets	4,996	4,855
Trade receivables | Current and less than 90 days past due | Gross amount
Disclosure of credit risk exposure [line items]
Financial assets	5,353	5,049
Trade receivables | Current and less than 90 days past due | Accumulated impairment losses
Disclosure of credit risk exposure [line items]
Financial assets	(357)	(194)
Trade receivables | 90 days or more past due
Disclosure of credit risk exposure [line items]
Financial assets	662	624
Trade receivables | 90 days or more past due | Gross amount
Disclosure of credit risk exposure [line items]
Financial assets	959	1,038
Trade receivables | 90 days or more past due | Accumulated impairment losses
Disclosure of credit risk exposure [line items]
Financial assets	€ (297)	€ (414)